RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Services received from related party	¥ 129,061	¥ 157,881	¥ 82,344
Qihu | Bandwidth service fee
Related Party Transactions
Services received from related party	46,191	18,530
Qihu | Referral service fee
Related Party Transactions
Services received from related party	47,640	13,158	10,814
Xixian | Labor cost
Related Party Transactions
Services received from related party	10,657
Qifutong | Referral service fee
Related Party Transactions
Services received from related party	7,905	43,688	43,214
Qibutianxia | Corporate expenses
Related Party Transactions
Services received from related party	3,230	32,015	17,512
Youdaojingwei | Interests charged for funds provided
Related Party Transactions
Services received from related party		40,497	9,877
Others
Related Party Transactions
Services received from related party	8,364	¥ 9,993	¥ 927
Qifeixiangyi | Rental Expenses Charged
Related Party Transactions
Services received from related party	¥ 5,074